FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
ASSETS
Marketable securities		$ 60,884		$ 53,074
Operational Gain (losses) recognized in earnings		37,254	$ 30,246
Financial Gain (losses) recognized in earnings		659	(1,235)
Total		(40,239)	(31,481)
Liabilities
Acquisition liability contingent consideration		147,982		114,750
Operational Gain (losses) recognized in earnings		(37,254)	(30,246)
Financial Gain (losses) recognized in earnings		659	(1,235)
Total		(40,239)	(31,481)
Fair Value, Inputs, Level 3 [Member]
Liabilities
Acquisition liability contingent consideration		147,982
Cash and Cash Equivalents [Member]
ASSETS
Cash and cash equivalent		55,236		39,760
Operational Gain (losses) recognized in earnings		0	0
Financial Gain (losses) recognized in earnings		0	0
Total		0	0
Liabilities
Operational Gain (losses) recognized in earnings		0	0
Financial Gain (losses) recognized in earnings		0	0
Total		0	0
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
ASSETS
Cash and cash equivalent		55,236
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
ASSETS
Cash and cash equivalent		0
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member]
ASSETS
Cash and cash equivalent		0
Marketable Securities [Member]
ASSETS
Marketable securities		60,884		53,074
Operational Gain (losses) recognized in earnings		0	0
Financial Gain (losses) recognized in earnings		659	0
Total		659	0
Liabilities
Operational Gain (losses) recognized in earnings		0	0
Financial Gain (losses) recognized in earnings		659	0
Total		659	0
Marketable Securities [Member] | Fair Value, Inputs, Level 1 [Member]
ASSETS
Marketable securities		60,884
Marketable Securities [Member] | Fair Value, Inputs, Level 2 [Member]
ASSETS
Marketable securities		0
Marketable Securities [Member] | Fair Value, Inputs, Level 3 [Member]
ASSETS
Marketable securities		0
Acquisition Liability Contingent Consideration [Member]
ASSETS
Operational Gain (losses) recognized in earnings	[1]	25,083	8,862
Financial Gain (losses) recognized in earnings	[1]	0
Total	[1]	(25,083)	(8,862)
Liabilities
Acquisition liability contingent consideration	[1]	89,077		70,112
Operational Gain (losses) recognized in earnings	[1]	(25,083)	(8,862)
Financial Gain (losses) recognized in earnings	[1]	0
Total	[1]	(25,083)	(8,862)
Acquisition Liability Contingent Consideration [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Acquisition liability contingent consideration	[1]	0
Acquisition Liability Contingent Consideration [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Acquisition liability contingent consideration	[1]	0
Acquisition Liability Contingent Consideration [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Acquisition liability contingent consideration	[1]	89,077
Acquisition Liability Note [Member]
ASSETS
Operational Gain (losses) recognized in earnings	[2]		3,013
Total	[2]	0	(3,013)
Liabilities
Acquisition liability contingent consideration	[2]	0		0
Operational Gain (losses) recognized in earnings	[2]		(3,013)
Total	[2]	0	(3,013)
Acquisition Liability Note [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Acquisition liability contingent consideration	[2]	0
Acquisition Liability Note [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Acquisition liability contingent consideration	[2]	0
Acquisition Liability Note [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Acquisition liability contingent consideration	[2]	0
Acquisition Liability Warrant Consideration [Member]
ASSETS
Operational Gain (losses) recognized in earnings	[3]	12,171	18,371
Financial Gain (losses) recognized in earnings	[3]	0	0
Total	[3]	(12,171)	(18,371)
Liabilities
Acquisition liability contingent consideration	[3]	46,713		34,542
Operational Gain (losses) recognized in earnings	[3]	(12,171)	(18,371)
Financial Gain (losses) recognized in earnings	[3]	0	0
Total	[3]	(12,171)	(18,371)
Acquisition Liability Warrant Consideration [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Acquisition liability contingent consideration	[3]	0
Acquisition Liability Warrant Consideration [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Acquisition liability contingent consideration	[3]	0
Acquisition Liability Warrant Consideration [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Acquisition liability contingent consideration	[3]	46,713
Deerfield Royalty Agreement [Member]
ASSETS
Financial Gain (losses) recognized in earnings	[4]	(2,021)	(836)
Total	[4]	(2,021)	(836)
Liabilities
Acquisition liability contingent consideration	[4]	8,256		6,837
Financial Gain (losses) recognized in earnings	[4]	(2,021)	(836)
Total	[4]	(2,021)	(836)
Deerfield Royalty Agreement [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Acquisition liability contingent consideration	[4]	8,256
Broadfin Royalty Agreement [Member]
ASSETS
Operational Gain (losses) recognized in earnings	[4]		0
Financial Gain (losses) recognized in earnings	[4]	(964)	(399)
Total	[4]	(964)	(399)
Liabilities
Acquisition liability contingent consideration	[4]	3,936		$ 3,259
Operational Gain (losses) recognized in earnings	[4]		0
Financial Gain (losses) recognized in earnings	[4]	(964)	(399)
Total	[4]	(964)	$ (399)
Broadfin Royalty Agreement [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Acquisition liability contingent consideration	[4]	$ 3,936

[1]	Acquisition liability contingent consideration: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual gross profit of each of the products which formed the project portfolio at the time of acquisition of Éclat Pharmaceuticals (Note 10 Long Term Debt).
[2]	Acquisition liability Note: the Company uses a probability-weighted discounted cash flow model (see note 10 Long Term Debt). The note was repaid on March 24, 2014.
[3]	Acquisition liability warrant consideration: the Company uses a Black-Scholes option pricing model. The fair value of the warrant consideration will change over time depending on the volatility and share price at balance sheet date (see note 10 Long Term Debt).
[4]	Broadfin and Deerfield Royalty Agreement: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual net sales of each of the products which may be approved and sold by Éclat Pharmaceuticals (Note 10 Long Term Debt). The discount rate used is 20%.